SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business combinations (Details) - Rizobacter Argentina - shares	Oct. 22, 2018	Oct. 19, 2016	Oct. 09, 2016
Business combinations:
Voting interest to be acquired in option agreement	29.99%	9.99%	9.99%
Number of shares to be acquired in option agreement	11,916,000